Other Receivables	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
OTHER RECEIVABLES

Note 8 – OTHER RECEIVABLES

Other receivables consist of the following:

	December 31, 2024	December 31, 2023
Income tax receivables	$6,151	$71,298
Others	128,511	67,642
Proceeds from disposal of subsidiaries	480,000	-
Subtotal	614,662	138,940
Less: other receivable from discontinued operations	28,507	25,063
Total other receivable	$586,155	$113,877